LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of right of use assets

	Original values
Type of good	At the beginning	Increases	Decreases	Transfers	At the end
Machinery and equipment	25	45	(6)	-	64
Total at 12.31.2025	25	45	(6)	-	64
Total at 12.31.2024	33	-	-	(8)	25

	Amortization
Type of good	At the beginning	For the year	Decreases	At the end
Machinery and equipment	(14)	(17)	3	(28)
Total at 12.31.2025	(14)	(17)	3	(28)
Total at 12.31.2024	(12)	(2)	-	(14)

	Net book values
Type of good	At 12.31.2025	At 12.31.2024
Machinery and equipment	36	11
Total at 12.31.2025	36
Total at 12.31.2024		11

Schedule of lease liabilities

	12.31.2025	12.31.2024
At the beginning of the year	15	18
Increases	45	-
Result from measurement at present value (1)	3	2
Decrease due to sale of equity interests in areas	(2)	-
Transfers	-	(1)
Reversal of unused amounts	(1)	-
Payments	(24)	(4)
At the end of the year	36	15

(1)	Included in Other financial results.

Schedule of lease liabilities payments by maturity

12.31.2025
Less than three months	6
Three months to one year	15
One to two years	7
Two to three years	2
Three to four years	2
Four to five years	2
More than five years	10
Total	44

Schedule of lease receivable by maturity

12.31.2025
Less than three months	2
Three months to one year	2
Total	4

Schedule of future minimum collections from operating leases

12.31.2025
Three months to one year	1
Total	1